Trade and other receivables	12 Months Ended
Jun. 30, 2026
Trade and other receivables
Trade and other receivables

17. Trade and other receivables

Group’s trade and other receivables as of June 30, 2026 and 2025 were as follows:

	06.30.2026	06.30.2025
Trade, leases and services receivable (*)	473,816	522,633
Less: allowance for doubtful accounts	(8,627)	(8,483)
Total trade receivables	465,189	514,150
Prepayments	129,464	117,317
Borrowings, deposits and others	70,987	71,533
Guarantee deposits	115	124
Tax receivables	77,917	59,250
Others	16,157	63,720
Total other receivables	294,640	311,944
Total trade and other receivables	759,829	826,094

Non-current	153,977	234,680
Current	605,852	591,414
Total	759,829	826,094

(*)

Includes field sales credits, which are revalued based on the soybean price and the livestock weight measured in arrobas at each balance sheet date. The related impact in the Consolidated Statement of Income and Other Comprehensive Income is presented within “Other operating results, net”.

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 34.

Trade accounts receivables are generally presented in the Consolidated Statement of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	06.30.2026	06.30.2025
Beginning of the year	8,483	7,967
Additions (i)	4,760	2,496
Recovery (i)	(208)	(309)
Currency translation adjustment	684	848
Business combination incorporation	223	-
Used during the year	(3,085)	(305)
Inflation adjustment	(2,230)	(2,214)
End of the year	8,627	8,483

(i)	The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Consolidated Statement of Income and Other Comprehensive Income (Note.27).
(ii)	See Note 4 to these Consolidated Financial Statements.

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2026 and 2025 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Consolidated Statement of Financial Position):

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	76,037	4,864	14,719	136,881	7,542	240,043	50.7%
Sale of properties and developments	88	-	-	166,793	-	166,881	35.2%
Agricultural products	-	-	-	65,807	1,085	66,892	14.1%
Total as of 06.30.2026	76,125	4,864	14,719	369,481	8,627	473,816	100.0%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	57,602	2,963	16,872	127,583	7,272	212,292	40.6%
Sale of properties and developments	-	-	-	229,802	-	229,802	44.0%
Agricultural products	-	-	-	79,328	1,211	80,539	15.4%
Total as of 06.30.2025	57,602	2,963	16,872	436,713	8,483	522,633	100.0%